Share capital - Shares issued (Details) - GBP (£) £ / shares in Units, £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share capital	£ 61,439	£ 63,684
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	122,878,479	120,886,527
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Share capital	£ 61,439	£ 60,443
Deferred shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)	0	324,121
Par value per share (GBP per share)	£ 0.01	£ 0.01
Share capital	£ 0	£ 3,241